Financial instruments - Categories of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Line Items]
Current financial liabilities at amortized cost	$ 1,650,194	$ 1,679,086
Non-current financial liabilities at amortized cost	3,639,943	3,261,969
Financial liabilities at amortized cost	5,290,137	4,941,055
Total financial liabilities	6,720,820	5,611,180
For hedging purposes through other comprehensive income
Financial instruments [Line Items]
Current financial liabilities at fair value	7,316	30,443
Non-current financial liabilities at fair value	21,440	8,419
Financial liabilities at fair value	28,756	38,862
Derivative financial instruments with effect in profit or loss (non-hedging)
Financial instruments [Line Items]
Current financial liabilities at fair value	418	14,795
Non-current financial liabilities at fair value	0	0
Financial liabilities at fair value	418	14,795
Financial liabilities at fair value
Financial instruments [Line Items]
Current financial liabilities at fair value	7,734	45,238
Non-current financial liabilities at fair value	21,440	8,419
Financial liabilities at fair value	29,174	53,657
Bank loans
Financial instruments [Line Items]
Current financial liabilities at amortized cost	847,963	1,164,262
Non-current financial liabilities at amortized cost	129,683	295,518
Financial liabilities at amortized cost	977,646	1,459,780
Unsecured obligations
Financial instruments [Line Items]
Current financial liabilities at amortized cost	307,771	46,999
Non-current financial liabilities at amortized cost	3,449,459	2,909,485
Financial liabilities at amortized cost	3,757,230	2,956,484
Lease Liabilities
Financial instruments [Line Items]
Current financial liabilities at amortized cost	23,011	18,192
Non-current financial liabilities at amortized cost	60,801	56,966
Financial liabilities at amortized cost	83,812	75,158
Trade and other payables
Financial instruments [Line Items]
Current financial liabilities at amortized cost	471,449	449,633
Non-current financial liabilities at amortized cost	0	0
Financial liabilities at amortized cost	471,449	449,633
Total financial liabilities
Financial instruments [Line Items]
Current, total financial liabilities	1,657,928	1,724,324
Non-current, total financial liabilities	3,661,383	3,270,388
Total financial liabilities	$ 5,319,311	$ 4,994,712